Inventories, Net (Details) - Schedule of Inventories - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Abstract
Land	[1]	S/ 117,791	S/ 118,603
Work in progress - Real estate	[2]	127,008	126,598
Finished properties	[3]	38,970	47,643
Construction materials	[4]	52,479	42,475
Merchandise and supplies	[5]	100,103	83,512
Inventory, gross		436,351	418,831
Allowance for inventory write-downs	[6]	(5,572)	(6,495)
Inventory, Net		430,779	412,336
Current		360,497	346,783
Non-current		70,282	65,553
Total		S/ 430,779	S/ 412,336

[1]	Land includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario S.A.C.:
[2]	As of December 31, the real estate construction in progress item includes the following projects:
[3]	As of December 31, the finished property line item includes the following real estate projects:
[4]	As of December 31, 2023, construction materials correspond mainly to the different projects of the subsidiary Cumbra Peru S.A. for S/ 49.5 million (Cumbra Peru S.A. for S/ 39.9 million as of December 31, 2022).
[5]	As of December 31, 2022 and 2023, corresponds mainly to batteries, coils, aluminum sheets, labels and covers used for the operation, maintenance and repair of the subsidiary of Tren Urbano de Lima S.A.
[6]	The changes in this estimate as of December 31, are shown below: